Significant Accounting Policies and Judgments - Major Subsidiaries Over Which the Company Has Control (Details)		9 Months Ended
	Aug. 25, 2022	Mar. 31, 2023
2105657 Alberta Inc. (“2105657”)
Disclosure of subsidiaries [line items]
Percentage Ownership		100.00%
Aurora Cannabis Enterprises Inc. (“ACE”)
Disclosure of subsidiaries [line items]
Percentage Ownership		100.00%
Aurora Deutschland GmbH (“Aurora Deutschland”)
Disclosure of subsidiaries [line items]
Percentage Ownership		100.00%
Aurora Nordic Cannabis A/S (“Aurora Nordic”)
Disclosure of subsidiaries [line items]
Percentage Ownership		100.00%
Reliva, LLC (“Reliva”)
Disclosure of subsidiaries [line items]
Percentage Ownership		100.00%
TerraFarma Inc.
Disclosure of subsidiaries [line items]
Percentage Ownership		100.00%
Whistler Medical Marijuana Corporation (“Whistler”)
Disclosure of subsidiaries [line items]
Percentage Ownership		100.00%
Bevo Agtech Inc.
Disclosure of subsidiaries [line items]
Percentage Ownership	50.10%	50.10%
CannaHealth Therapeutics Inc.
Disclosure of subsidiaries [line items]
Percentage Ownership		100.00%
ACB Captive Insurance Company Inc.
Disclosure of subsidiaries [line items]
Percentage Ownership		100.00%